Net Income From Financial Assets And Liabilities At Fair Value Through Profit Or Loss - Summary of Net Income from Financial Assets at Fair Value Through Profit or Loss (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net income from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from financial liabilities designated at fair value through profit or loss	¥ (11,502)	¥ 56,581	¥ 38,432
Total net income from financial assets and liabilities at fair value through profit or loss	323,217	173,311	200,249
Debt instruments [member]
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from financial assets mandatorily at fair value through profit or loss	328,657	115,291	156,792
Equity instruments [member]
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from financial assets mandatorily at fair value through profit or loss	¥ 6,062	¥ 1,439	¥ 5,025